PRINCIPAL ACCOUNTING POLICIES (Details 15)	12 Months Ended									1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY	Apr. 03, 2014 USD ($)	Dec. 31, 2013 CNY	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)	Sep. 30, 2014 2012 Convertible Senior Notes	Oct. 31, 2013 2012 Convertible Senior Notes USD ($)	Dec. 31, 2014 2012 Convertible Senior Notes USD ($)	Dec. 31, 2014 ADS USD ($) item	Sep. 30, 2014 ADS 2012 Convertible Senior Notes USD ($)	Oct. 31, 2013 ADS 2012 Convertible Senior Notes USD ($)
Treasury stock disclosures
Approved repurchase plan				$ 600,000,000		$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Number of share repurchase plans													3
Number of shares repurchased													3,323,262
Cost of repurchased shares		446,155,147	1,733,127,675										259,000,000
Conversion of convertible senior notes	64,566,748	400,610,842									45,500,000	846,131		61,600,000	45,500,000
Stock issued to bond holders										846,131	588,219	3,323,262
Treasury stock, shares	3,323,262	3,323,262			3,777,087
Treasury stock at cost	$ 258,780,729	1,605,630,913			1,551,141,268
Segment reporting disclosures
Number of reportable segments	1	1